Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 371,000
Previously Paid Amount	0.00
Total Fee Amount	56.80
Total Offset Amount	0.00
Net Fee	56.80
Narrative - Max Aggregate Offering Price	$ 371,000
Final Prospectus	true